GEOGRAPHIC INFORMATION (Schedule of Revenue by Customer Location) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 104,752	$ 77,753	$ 56,972
Percentage of total revenue from customer	14.00%	15.00%	30.00%
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	39,655	38,409	30,434
Asia and Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	21,953	13,388	12,469
United States of America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	24,674	9,484	7,680
Middle East and Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	10,565	9,530	3,890
Americas (excluding United States of America) [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 7,905	$ 6,942	$ 2,499